FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING DERIVATIVE ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS [Abstract]
Derivative asset presented in the Balance Sheet	$ 2,682	$ 3,617
Derivative Asset, Not Offset, Policy Election Deduction	(1,295)	(1,831)
Net derivative asset	1,387	1,786
Derivative liability presented in the Balance Sheet	14,817	15,222
Derivative Liability, Not Offset, Policy Election Deduction	(1,295)	(1,831)
Net derivative liability	13,522	$ 13,391
Cash collateral posted at end of period	$ 20,100